Operations in hydrocarbon consortiums - Additional information (Detail) $ in Thousands, $ in Millions														12 Months Ended
	Jan. 17, 2022	Sep. 16, 2021	Aug. 23, 2021	Jun. 28, 2021 USD ($)	Jun. 24, 2021	Mar. 21, 2021	Nov. 29, 2019	Dec. 21, 2018 USD ($)	Oct. 29, 2018	Aug. 22, 2018 USD ($)	Apr. 04, 2018	Jul. 11, 2016	Oct. 28, 2009	Dec. 31, 2021 ARS ($)	Dec. 31, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2019
Statement [Line Items]
Royalties percentage														12.00%	12.00%	12.00%	12.00%
Percentage Of Non operated Interest		50.00%
Mexico [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment																$ 14,700
Bottom of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage														55.00%
Top of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage														84.62%
Vista Argentina [member]
Statement [Line Items]
Percenatge Of Investments Costs				20.00%
Percentage Of Ownership				100.00%
Percentage Of Contractual Rights				20
Shell And Vista [Member]
Statement [Line Items]
Capital contribution										$ 10,000
Pampa Energia SA [Member]
Statement [Line Items]
Successive periods														10 years
Petrolera El Trbol SA [Member]
Statement [Line Items]
Ownership percentage						79.05%
Entre Lomas [Member]
Statement [Line Items]
Ownership percentage														100.00%
Concession term														10 years
Complementary contribution equivalent percentage														3.00%
Entre Lomas [Member] | Before Increment [Member]
Statement [Line Items]
Royalties percentage														18.00%		18.00%
Entre Lomas [Member] | Neuquen [Member]
Statement [Line Items]
Agreed investment in future exploitation and exploration activities														$ 237
Entre Lomas [Member] | Neuquen [Member] | Bottom of range [member]
Statement [Line Items]
Royalties percentage														12.00%		12.00%
Entre Lomas [Member] | Neuquen [Member] | Top of range [member]
Statement [Line Items]
Royalties percentage														15.00%		15.00%
Bajada del Palo [Member]
Statement [Line Items]
Concession term								35 years
Royalties percentage								12.00%
Operating bonus payable								$ 1,168
Infrastructure bonus payable								2,796
Corporate Social Responsibility								3,935
Payment of stamp tax								$ 1,102
Agua Amarga [Member]
Statement [Line Items]
Concession term													25 years
Coirn Amargo Norte [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage															61.11%
Incremental participation percentage															6.11%
Coirn Amargo Norte [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage														45.00%
Coirn Amargo Norte [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage														10.00%
Coirn Amargo Norte [Member] | APCO Oil and Gas International Inc SucArg [Member]
Statement [Line Items]
Ownership percentage														45.00%
Acambuco [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage														1.50%
Acambuco [Member] | Pan American Energy LLC [Member]
Statement [Line Items]
Ownership percentage														52.00%
Acambuco [Member] | YPF SA [Member]
Statement [Line Items]
Ownership percentage														22.50%
Acambuco [Member] | WPX Energy [Member]
Statement [Line Items]
Ownership percentage														1.50%
Coirn Amargo Sur Oeste [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage					10.00%					10.00%
Coirn Amargo Sur Oeste [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage exchanged										35.00%
Aguila Mora [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment																$ 32,750
Aguila Mora [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage										90.00%
Ownership percentage exchanged										90.00%
Aguila Mora [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Concession term							35 years
Successive periods							10 years
Twenty Five de MayoMedanito SE [Member]
Statement [Line Items]
Successive periods														10 years
Twenty Five de MayoMedanito SE [Member] | Pampa Energia SA [Member]
Statement [Line Items]
Ownership percentage											100.00%
Concession term														25 years
Sur Rio Deseado Este [Member] | Vista Argentina [member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage						16.94%
Sur Rio Deseado Este [Member] | SECRA SA [Member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage						4.00%
Coiron Amargo [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage												55.00%
Coiron Amargo [Member] | Madalena Energy Argentina SRL [Member]
Statement [Line Items]
Ownership percentage												35.00%
Coiron Amargo [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage												10.00%
Bajada del Palo East [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment																51,900
Aguada Federal [Member]
Statement [Line Items]
Ownership percentage		100.00%
Percentage Of Non operated Interest		50.00%
Percentage Of Completion Of Work	100.00%
Aguada Federal [Member] | Non operating interest [member]
Statement [Line Items]
Percentage Of Non operated Interest		50.00%
Aguada Federal [Member] | Operating Interest [member]
Statement [Line Items]
Percentage Of Non operated Interest	50.00%
Bandurria Norte [Member]
Statement [Line Items]
Ownership percentage		100.00%
Percentage Of Completion Of Work	100.00%
Bandurria Norte [Member] | Non operating interest [member]
Statement [Line Items]
Percentage Of Non operated Interest		50.00%
Bandurria Norte [Member] | Operating Interest [member]
Statement [Line Items]
Percentage Of Non operated Interest	50.00%
AreaCS01 [Member] | Mexico [Member]
Statement [Line Items]
Ownership percentage									50.00%
AreaCS01 [Member] | Vista Argentina [member] | Bottom of range [member] | Mexico [Member]
Statement [Line Items]
Ownership percentage			50.00%
AreaCS01 [Member] | Vista Argentina [member] | Top of range [member] | Mexico [Member]
Statement [Line Items]
Ownership percentage			100.00%
AreaA10 [Member] | Vista Argentina [member] | Bottom of range [member] | Mexico [Member]
Statement [Line Items]
Ownership percentage			50.00%
AreaA10 [Member] | Vista Argentina [member] | Top of range [member] | Mexico [Member]
Statement [Line Items]
Ownership percentage			100.00%
AreaTM01 [Member] | Vista Argentina [member] | Bottom of range [member] | Mexico [Member]
Statement [Line Items]
Ownership percentage			50.00%
AreaTM01 [Member] | Vista Argentina [member] | Top of range [member] | Mexico [Member]
Statement [Line Items]
Ownership percentage			100.00%
ELO [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment																5,773
Estimate amount																11,220
25 de Mayo-Medanito SE and Jagüel de los Machos
Statement [Line Items]
Estimate cost to fulfil the commitment				$ 8,613
Estimate amount																$ 3,240